FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT (Narrative) (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Receivables due from joint ventures	$ 137,000	$ 196,000
Receivables due from oil and natural gas marketers	12,000	121,000
Other trade receivables	$ 36,000	71,000
Foreign Currency Exchange Risk [Member]
Statements Line Items
Sensitivity analysis, confidence interval	10.00%
Value at risk	$ 8,000	(5,000)
Interest Rate Risk [Member]
Statements Line Items
Sensitivity analysis, confidence interval	1.00%
Value at risk	$ 70,000
Commodity Price Risk [Member]
Statements Line Items
Sensitivity analysis, confidence interval (oil price per bbl)	1
Sensitivity analysis, confidence interval (gas price per mcf)	0.01
Value at risk	25,000
Past due [Member]
Statements Line Items
Value at risk	$ 0	$ 0